Label	Element	Value
Invesco Floating Rate Municipal Income ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 5, 2024 TO THE

PROSPECTUSES DATED DECEMBER 20, 2023 OF:

Invesco Floating Rate Municipal Income ETF (formerly, Invesco VRDO Tax-Free ETF) (PVI)

(the “Fund”)

Risk/Return [Heading]	rr_RiskReturnHeading	Invesco Floating Rate Municipal Income ETF
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following replaces the table included under the section titled "Average Annual Total Returns (for the periods ended December 31, 2022)" on Page 3 of the Summary Prospectus and Prospectus for the Fund:

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The “Blended - ICE US Municipal AMT-Free VRDO Constrained Index” reflects the performance of the Bloomberg U.S. Municipal AMT-Free Weekly VRDO Index, the former underlying index, for the period from the Fund’s inception through March 24, 2021, and the Underlying Index thereafter.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Please Retain This Supplement for Future Reference.

Invesco Floating Rate Municipal Income ETF | ICE US Municipal AMT-Free VRDO Constrained Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.98%	[1]
5 Years	rr_AverageAnnualReturnYear05		[1]
10 Years	rr_AverageAnnualReturnYear10		[1]
Invesco Floating Rate Municipal Income ETF | Blended – ICE US Municipal AMT-Free VRDO Constrained Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.98%	[2]
5 Years	rr_AverageAnnualReturnYear05	0.84%	[2]
10 Years	rr_AverageAnnualReturnYear10	0.56%	[2]
Invesco Floating Rate Municipal Income ETF | Bloomberg Municipal 1-Year Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.13%)
5 Years	rr_AverageAnnualReturnYear05	1.02%
10 Years	rr_AverageAnnualReturnYear10	0.83%
Invesco Floating Rate Municipal Income ETF | Invesco Floating Rate Municipal Income ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.88%
5 Years	rr_AverageAnnualReturnYear05	0.64%
10 Years	rr_AverageAnnualReturnYear10	0.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2007
Invesco Floating Rate Municipal Income ETF | Invesco Floating Rate Municipal Income ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.88%
5 Years	rr_AverageAnnualReturnYear05	0.45%
10 Years	rr_AverageAnnualReturnYear10	0.27%
Invesco Floating Rate Municipal Income ETF | Invesco Floating Rate Municipal Income ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.75%
5 Years	rr_AverageAnnualReturnYear05	0.45%
10 Years	rr_AverageAnnualReturnYear10	0.28%

[1]	The Underlying Index commenced operations on July 30, 2019, and therefore performance prior to this date is unavailable.
[2]	The “Blended - ICE US Municipal AMT-Free VRDO Constrained Index” reflects the performance of the Bloomberg U.S. Municipal AMT-Free Weekly VRDO Index, the former underlying index, for the period from the Fund’s inception through March 24, 2021, and the Underlying Index thereafter.